Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended			0 Months Ended														3 Months Ended							12 Months Ended		3 Months Ended				3 Months Ended
	Dec. 31, 2011	Oct. 30, 2015	Dec. 31, 2012	Dec. 31, 2012 C C Holdings Finco [Member]	Dec. 31, 2012 Other Stock Holders [Member]	Dec. 31, 2012 C C O H [Member]	Mar. 15, 2012 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Mar. 31, 2012 Tranche A Term Loan [Member]	Mar. 31, 2012 Tranche B Term Loan [Member]	Mar. 31, 2012 Tranche C Term Loan [Member]	Mar. 31, 2012 Delayed Draw Term Loan Facilities [Member]	May 02, 2016 Senior Cash Pay Notes [Member]	Dec. 31, 2012 Senior Cash Pay Notes [Member]	May 02, 2016 Senior Toggle Notes [Member]	Dec. 31, 2012 Senior Toggle Notes [Member]	Dec. 31, 2012 PIK [Member]	Dec. 31, 2012 Priority Guarantee Notes 2019 [Member]	Dec. 31, 2012 Priority Guarantee Notes 2021 [Member]	Mar. 31, 2011 Initial Notes [Member]	Jun. 30, 2011 Additional Notes [Member]	Dec. 31, 2012 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2012 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2012 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2012 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2012 Existing CCWH Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Clear Channel Senior Notes, 6.25% [Member]	Dec. 31, 2011 Senior Notes, 4.4% [Member]	Mar. 31, 2012 Clear Channel Senior Notes, 5% [Member]	Dec. 31, 2011 Senior Notes, 5.5% [Member] C C Holdings Finco [Member]	Dec. 31, 2010 Senior Notes, 7.65% [Member]	Dec. 31, 2010 Senior Notes, 4.5% [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member]	Mar. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2014 Senior Secured Credit Facility [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member]	Jun. 30, 2013 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Median [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Receivables Based Facility [Member]	Mar. 31, 2011 Receivables Based Facility [Member] Before Amendments [Member]	Mar. 31, 2011 Receivables Based Facility [Member] Post Amendments [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Maximum [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Maximum [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member] Euro Currency Rate Loans [Member]	Mar. 31, 2012 Revolving Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate	6.20%		6.70%
Principal amount																				$ 1,000,000,000	$ 750,000,000									$ 249,900,000
Stated interest rate														10.75%		11.00%	11.75%													5.00%		7.65%	4.50%
Maturity date														2016		2016	2016																																				December 24, 2017
Market value	16,200,000,000		18,600,000,000
Discount			33,000,000																		46,200,000	7,400,000
Percentage of principal sale price																		99.00%			93.845%
Deferred finance costs																		11,900,000		39,500,000	7,100,000	30,000,000			40,000,000
Line of credit facility maximum borrowing capacity																																																					535,000,000	783,500,000	625,000,000									10,000,000
Percentage of eligible accounts receivable																																																					90.00%
Amount outstanding		500,000,000											500,000,000		500,000,000												1,700,000,000												9,075,500,000						846,900,000				7,714,900,000			513,700,000
Base maximum incremental term loans permitted																																							1,500,000,000	5,000,000,000
Amount of debt already issued																																								2,000,000,000
Percentage of EBITDA over base maximum incremental																																							0.65%
Margin percentages																																									0.50%						2.40%	3.40%		2.65%	3.65%					0.75%	1.75%	0.50%	1.00%	2.00%		0.50%	1.50%
Percentage of subsidary stock as collateral																																							100.00%
Initial commitment fee rate																																																					0.375%								0.25%
Maximum percentage of unused commitments to total commitments																																																					50.00%
Ratio of Series A to Series B																						25.00%			25.00%
Payment Terms [Abstract]
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs																																		15,200,000	5,700,000
Repayment																					203,800,000							692,700,000	140,200,000	50,100,000				2,096,200,000
Face value of debt repaid																															80,000,000	138,800,000	240,000,000
Payments for repurchases of debt																										1,724,700,000					57,100,000
Proceeds available for repayment of debt																					703,800,000
Prepayment of indebtedness outstanding under credit facilities	500,000,000
Permissable amount to be repaid with cash on hand																																														200,000,000
Prepayment of debt																																		7,600,000	500,000,000
Voluntary debt prepayment									16,200,000	129,800,000	10,000,000	14,500,000																						170,500,000
Accrued interest paid																																5,100,000
Redemption percentage of face value before redemption date														100.00%		100.00%		100.00%	100.00%			100.00%	100.00%	100.00%	100.00%
Redemption date														August 1, 2012		August 1, 2012		July 15, 2015	March 1, 2016			November 15, 2017	November 15, 2017	March 15, 2015	March 15, 2015
Percentage of aggregate principal redeemable																		40.00%	40.00%			40.00%	40.00%	40.00%	40.00%
Redemption percentage of face value after redemption date																		109.00%	109.00%			106.50%	106.50%	107.625%	107.625%
Obligated payment to bondholders																57,400,000
Exchange of debt																										2,000,000,000
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt																																										50.00%	25.00%	0.00%
Percentage of proceeds of asset sales permitted to prepay outstanding debt																																										100.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt																																										100.00%	75.00%	50.00%
Percentage of net proceeds of debt permitted to prepay outstanding debt																																										100.00%
Consolidated leverage ratio																																							7.00%
Use Of Proceeds [Abstract]
Proceeds from issuance of senior secured debt				1,925,700,000		2,170,400,000
Proceeds available for general corporate purposes																					500,000,000
Related party loan to CCOI								2,167,000,000
Dividends declared per share							$ 6.0832
Dividends payable date of record							March 12, 2012
Maximum permissable dividends																							525,000,000	525,000,000
Dividends paid to noncontrolling interest					244,700,000
Principal amount held for subsidiary																												57,300,000	109,800,000
Special cash dividends date paid							March 15, 2012
Certain Covenants [Abstract]
Consolidated EBITDA for preceeding four quarters																																							2,000,000,000
EBITDA Adjustment - Closures and consolidation of facilities																																							80,200,000
EBITDA Adjustment - Non-recurring or unusual gains or losses																																							51,000,000
EBITDA Adjustment - Non-cash items																																							45,500,000
EBITDA Adjustment - Various other items																																							18,500,000
EBITDA Adjustment - Cash received from nonconsolidated affiliates																																							$ 20,100,000
Maximum ratio of total debt to EBITDA																						7.0	7.0	7.0	7.0											8.75	9	9.25	9.5
Current ratio of total debt to EBITDA																																							5.9
Aggregate percentage of commitments																																																					10.00%
Minimum fixed charge coverage ratio																																																					1.00
Maximum ratio of senior debt to EBITDA																						5.0	5.0